DEPOSITS WITH CENTRAL BANK	12 Months Ended
Dec. 31, 2013
Deposits With Central Bank [Abstract]
DEPOSITS WITH CENTRAL BANK

NOTE 6: DEPOSITS WITH CENTRAL BANK

The Bank of Greece is the primary regulator of depository institutions in Greece. Bank of Greece requires all banks established in Greece to maintain deposits equal to 1% of total customer deposits as these are defined by the ECB. Similar requirements apply to the other banking subsidiaries of the Group. The Bank's deposits bear interest at the refinancing rate as set by the ECB at 0.25% as at December 31, 2013 while the corresponding deposits of Finansbank, UBB and certain other subsidiaries are non-interest bearing.